Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 BRL (R$)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 29,380				₨ 54,688
Obligations under finance leases	2,002				5,442
Liabilities directly associated with assets held sale					(1,469)
Finance lease liabilities	2,002				3,973
Total	31,382				58,661
Non-current portion of long term loans and borrowings	28,368	$ 410			45,268
Current portion of long term loans and borrowings	3,014				13,393
Total	₨ 31,382				58,661
Unsecured external commercial borrowing 1.81% June 2018 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans					9,777	$ 150
Final maturity	-
Unsecured term loan [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 26,395	$ 382			40,715	$ 625
Final maturity	July 2021
Unsecured term loan [member] | U.S.Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.01%	3.01%	3.01%	3.01%
Unsecured term loan [member] | U.S.Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.81%	3.81%	3.81%	3.81%
Unsecured term loan [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 2,701			$ 52	3,660				$ 72
Final maturity	July 2021
Unsecured term loan [member] | Canadian Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.48%	1.48%	1.48%	1.48%
Unsecured term loan [member] | Canadian Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.26%	3.26%	3.26%	3.26%
Unsecured term loan [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 162				366
Final maturity	December 2021
Unsecured term loan [member] | Indian Rupee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.29%	8.29%	8.29%	8.29%
Unsecured term loan [member] | Indian Rupee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.35%	9.35%	9.35%	9.35%
Unsecured term loan [member] | Australian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 70		$ 1		92			$ 2
Interest rate	4.65%	4.65%	4.65%	4.65%
Final maturity	January 2022
Unsecured term loan [member] | Great British Pound [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 31				42
Interest rate	2.93%	2.93%	2.93%	2.93%
Final maturity	February 2022
Unsecured term loan [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 19				24
Interest rate	2.98%	2.98%	2.98%	2.98%
Final maturity	December 2020
Unsecured term loan [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 2				₨ 12		R$ 1
Interest rate	14.04%	14.04%	14.04%	14.04%
Final maturity	May 2019